Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 337,676	$ 367,302
Property Net	1,759,028	1,752,849
Uncollected Rental Revenue	98,515	98,731
Prepaid Advertising	1,545	3,438
Other Assets	20,000	28,712
TOTAL	2,216,764	2,251,032
LIABILITIES:
Distribution due to Partners	151,515	181,818
Incentive Management Fee Liability	9,463
Property Management Fee Liability	7,829	7,315
Deferred Income	48,305	43,021
Accrued Expenses	35,584	38,198
Other Liabilities	21,621	14,874
Total Liabilities	274,317	285,226
PARTNERS' EQUITY:
General Partners	(88,346)	(88,112)
Limited Partners	2,030,793	2,053,918
Total Partners' Equity	1,942,447	1,965,806
TOTAL	$ 2,216,764	$ 2,251,032